ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Accounts receivable	$ 65,311	$ 104,193	$ 103,483
Allowance for doubtful accounts	(33,864)	(52,831)	(40,144)	$ (21,810)
Accounts receivable, net	$ 31,447	$ 51,362	$ 63,339